Convertible Preferred Stock and Stockholder's Deficit - Estimated Fair Value of Derivatives Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
Sep. 24, 2011
April 2011 Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	1.00
Expected term	6 years 6 months 22 days
Volatility	98.87%
Risk-free rate	1.35%
March 2011 5 Year Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	1.00
Expected term	4 years 4 months 24 days
Volatility	98.87%
Risk-free rate	0.63%
March 2011 13 Month Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	1.00
Expected term	6 months
Volatility	98.87%
Risk-free rate	0.02%
March 2010 Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	2.70
Expected term	5 years
Volatility	98.87%
Risk-free rate	0.89%
August 2009 Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	4.50
Expected term	2 years 9 months 18 days
Volatility	98.87%
Risk-free rate	0.37%